Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Assets	$ 125,239,871	$ 77,669,508
Liabilities	(207,896,524)	(172,512,663)
Transfers to groups held for sale		40,085,389
Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		40,785,680
Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		(610,519)
Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		(610,519)
Other Taxes
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		(89,772)
Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Transfers to groups held for sale		(89,772)
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Assets	125,239,871	77,669,508
Liabilities	(207,896,524)	(172,512,663)
Beginning balance	(94,843,155)	(133,138,865)
Recognized in profit or loss	33,339,998	(6,065,130)
Recognized in others in comprehensive income	823,937	7,335
Incorporation of subsidiaries to the scope of consolidation	2,359,015
Foreign currency translation difference	(23,750,722)	13,241,648
Other increases (decreases)	(585,726)	(8,973,532)
Ending balance	(82,656,653)	(94,843,155)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets	35,134,313	32,979,882
Liabilities	(274,313,481)	(276,533,506)
Beginning balance	(243,553,624)	(292,769,199)
Recognized in profit or loss	31,354,978	(3,379,536)
Incorporation of subsidiaries to the scope of consolidation	21,860
Foreign currency translation difference	(27,002,382)	11,809,431
Ending balance	(239,179,168)	(243,553,624)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets	7,417,814	6,570,506
Liabilities	(1,163,210)	(870,485)
Beginning balance	5,700,021	6,331,315
Recognized in profit or loss	(358,772)	(927,544)
Recognized in others in comprehensive income	823,925	7,323
Foreign currency translation difference	89,430	288,927
Ending balance	6,254,604	5,700,021
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforward
Disclosure Of Income Taxes [Line Items]
Assets	85,530,119	81,812,529
Beginning balance	81,812,529	86,090,908
Recognized in profit or loss	(5,140,202)	(4,475,412)
Incorporation of subsidiaries to the scope of consolidation	1,502,766
Foreign currency translation difference	7,355,026	197,033
Ending balance	85,530,119	81,812,529
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets	107,782,311	113,150,520
Liabilities	(1,022,258)	(658,777)
Beginning balance	112,491,743	104,978,720
Recognized in profit or loss	(8,184,470)	(8,171,796)
Incorporation of subsidiaries to the scope of consolidation	281,900
Foreign currency translation difference	2,170,880	292,044
Other increases (decreases)		16,003,294
Ending balance	106,760,053	112,491,743
Deferred Tax Assets Liabilities [Member] | Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets	54,445,753	58,885,329
Beginning balance	58,885,329	51,516,840
Recognized in profit or loss	(5,500,309)	7,754,219
Foreign currency translation difference	1,060,733	224,789
Ending balance	54,445,753	58,885,329
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	5,523,724	397,921
Beginning balance	397,921	2,080,890
Recognized in profit or loss	5,125,803	(1,682,969)
Ending balance	5,523,724	397,921
Deferred Tax Assets Liabilities [Member] | Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	9,018,771	5,633,504
Liabilities	(1,018,706)	(658,777)
Beginning balance	4,974,727	4,067,205
Recognized in profit or loss	3,016,864	906,882
Foreign currency translation difference	8,474	640
Ending balance	8,000,065	4,974,727
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	12,661,427	12,407,422
Beginning balance	12,407,422	11,372,224
Recognized in profit or loss	(138,132)	1,018,370
Incorporation of subsidiaries to the scope of consolidation	299,286
Foreign currency translation difference	92,851	16,828
Ending balance	12,661,427	12,407,422
Deferred Tax Assets Liabilities [Member] | Provision Of Services Rendered By Foreign Companies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	11,267,720	23,213,077
Beginning balance	23,213,077
Recognized in profit or loss	(11,969,256)
Foreign currency translation difference	23,899
Other increases (decreases)		23,213,077
Ending balance	11,267,720	23,213,077
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets	14,864,916	12,613,267
Liabilities	(3,552)
Beginning balance	12,613,267	35,941,561
Recognized in profit or loss	1,280,560	(16,168,298)
Incorporation of subsidiaries to the scope of consolidation	(17,386)
Foreign currency translation difference	984,923	49,787
Other increases (decreases)		(7,209,783)
Ending balance	14,861,364	12,613,267
Deferred Tax Assets Liabilities [Member] | Other Taxes
Disclosure Of Income Taxes [Line Items]
Assets	101,850,316	102,601,837
Liabilities	(143,872,577)	(153,895,661)
Beginning balance	(51,293,824)	(37,770,609)
Recognized in profit or loss	15,668,464	10,889,158
Recognized in others in comprehensive income	12	12
Incorporation of subsidiaries to the scope of consolidation	552,489
Foreign currency translation difference	(6,363,676)	654,213
Other increases (decreases)	(585,726)	(24,976,826)
Ending balance	(42,022,261)	(51,293,824)
Deferred Tax Assets Liabilities [Member] | Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Liabilities	(12,230,611)	(13,891,584)
Beginning balance	(13,891,584)	(19,635,737)
Recognized in profit or loss	1,660,973	5,744,153
Ending balance	(12,230,611)	(13,891,584)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Leasing Net Effect [Member]
Disclosure Of Income Taxes [Line Items]
Assets	95,751,154	98,434,279
Liabilities	(100,183,767)	(112,975,882)
Beginning balance	(14,541,603)
Recognized in profit or loss	9,563,533
Foreign currency translation difference	545,457
Other increases (decreases)		(14,541,603)
Ending balance	(4,432,613)	(14,541,603)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase For Tax Purpose [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(6,538,430)	(7,571,505)
Beginning balance	(7,571,505)	(8,896,416)
Recognized in profit or loss	1,433,149	1,393,557
Foreign currency translation difference	(400,074)	(68,646)
Ending balance	(6,538,430)	(7,571,505)
Deferred Tax Assets Liabilities [Member] | Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(24,531,765)	(19,381,132)
Beginning balance	(19,381,132)	(11,526,750)
Recognized in profit or loss	1,943,451	1,119,150
Foreign currency translation difference	(6,508,358)
Other increases (decreases)	(585,726)	(8,973,532)
Ending balance	(24,531,765)	(19,381,132)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets	6,099,162	4,167,558
Liabilities	(388,004)	(75,558)
Beginning balance	4,092,000	2,288,294
Recognized in profit or loss	1,067,358	2,632,298
Recognized in others in comprehensive income	12	12
Incorporation of subsidiaries to the scope of consolidation	552,489
Foreign currency translation difference	(701)	722,859
Other increases (decreases)		(1,461,691)
Ending balance	5,711,158	4,092,000
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets	337,714,873	337,115,274
Liabilities	(420,371,526)	(431,958,429)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	212,475,002	259,445,766
Liabilities	$ (212,475,002)	$ (259,445,766)